CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Activities:
Net income/(loss)	$ (9,996,824)	$ (6,610,034)	$ (19,754,705)	$ (6,000,003)
Adjustments to reconcile net income (loss) to cash used in operating activities:
Depreciation and amortization	50,224	34,503	75,645	57,314
Share-based compensation	1,965,311		5,478,734
Operating lease asset amortization	394,638	340,114	694,229	648,975
Loss on equity method investment	170	2	27,361
Inventory reserve expense	83,357
Patent write off				297,702
Amortization of debt discount	1,542,085	2,086,301	2,609,389	1,008,162
Warranty reserve				7,082
Change in fair value of derivatives and (gain) on extinguishment of liabilities, net				(4,047,993)
Other			4,497
Changes in operating assets and liabilities:
Accounts receivable	(13,147)	(786,824)	47,481	(43,711)
Inventories	(146,362)	(85,934)	(23,111)	(57,741)
Prepaid expenses and other current assets	17,330	(559,774)	(686,359)	(301,161)
Accounts payable	557,146	185,596	(47,008)	(77,173)
Related party payable	(51,971)	7,127	22,164	(90,834)
Operating lease liabilities	(384,708)	(322,729)
Operating lease liabilities			(656,334)	(575,401)
Accrued interest	113,909	30,383	83,389	62,781
Accrued expenses	(708,984)	305,585	1,618,053	(292,442)
Net cash used in operating activities	(6,577,826)	(5,375,684)	(10,506,575)	(9,404,443)
Investing Activities:
Purchase of property, plant and equipment			(169,357)	(280,317)
Contribution.s to equity method investment		(83,559)	(83,559)	(21,205)
Payments on purchase of assets	(3,841,373)	(66,053)
Patent activity costs	(8,169)	(7,192)	(12,556)
Net cash used in investing activities	(3,849,542)	(156,804)	(265,472)	(301,522)
Financing Activities:
Proceeds from issuance of convertible debt and warrants			13,500,000
Proceeds from issuance of Series 1B Preferred Stock	880,000
Proceeds from issuance of stock and warrants			5,000,000	15,500,000
Financing issuance cost			(2,206,695)
Payment of convertible notes	(1,025,423)
Net cash used in financing activities	(145,423)		16,293,305	15,500,000
Effect of foreign exchange rate on cash	(4,606)
Net change in cash and cash equivalents	(10,577,397)	(5,532,488)	5,521,258	5,794,035
Cash and cash equivalents at beginning of period	11,483,018	5,961,760	5,961,760	167,725
Cash and cash equivalents at end of period	905,621	429,272	11,483,018	5,961,760
Supplemental disclosure of cash flow information:
Interest	173,600
Non-Cash Transactions:
Non-cash conversions of convertible notes to equity	3,364,467	9,200,000	10,507,101	6,072,521
Series 1A preferred stock conversion		740	740	100,000
Down round deemed dividend	11,653,986
Extinguishment of note payable				193,200
Operating lease assets obtained in exchange for operating lease liabilities			53,193
Purchase of equipment not yet paid at end of period		213,922	159,119
Conversion of bridge loan into common stock and warrants			$ 1,000,000
Right-of-use assets acquired through operating lease liabilities		$ 21,045